Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues		$ 12,405	$ 5,967
Cost of sales (exclusive of items shown separately below)		7,563	3,025
Gross profit		4,842	2,942
Operating expenses:
Engineering services		29,599	13,081
General and administrative costs		35,636	12,320
Research and development costs		23,440	1,011
Depreciation and amortization		2,913	887
Total operating expenses		91,588	27,299
Other income:
Gain on remeasurement of warrant liabilities		15,766
Other income (expense), net		(1,950)	83
Total other income, net		13,816	83
Loss before income tax expense		(72,930)	(24,274)
Income tax expense		331	131
Net loss before allocation to noncontrolling interest		(73,261)	(24,405)
Net loss attributable to noncontrolling interest		(42,708)	(344)
Net loss attributable to common stockholders		$ (30,553)	$ (24,061)
Net loss per share of common stock attributable to common stockholders (1)
Basic and diluted	[1]	$ (0.37)
Weighted average shares used in computing net loss per share of common stock (1)
Basic and diluted	[1]	51,729,785

[1]	Earnings per share information has not been presented for periods prior to the Business Combination, as it resulted in values that would not be meaningful to the readers of these consolidated financial statements. Refer to Note 16 for further information.